SHAREHOLDERS' EQUITY (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)
SHAREHOLDERS' EQUITY
Capital contributions by shareholders	$ 0	$ 0	$ 828,056	¥ 5.9
Stockholders' equity	27,621,896	18,634,687	14,819,761		$ 9,852,991
Paid in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	10,420,096	5,346,674	5,346,674		4,518,618
Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity	908,214	741,584	$ 492,992		$ 140,341
YSX PRC Entities | Paid in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	$ 11,300,000
YSX PRC Entities | Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity		$ 6,100,000